Financial Instruments - Summary of Interest Risk Factor (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
Bottom of range [member]
Disclosure of interest risk factor [line items]
Risk Variable	25.00%
Bottom of range [member] | Interest rate risk one [member]
Disclosure of interest risk factor [line items]
Risk Variable	25.00%
Bottom of range [member] | Interest rate risk two [member]
Disclosure of interest risk factor [line items]
Risk Variable	(25.00%)
Top of range [member]
Disclosure of interest risk factor [line items]
Risk Variable	(50.00%)
Top of range [member] | Interest rate risk one [member]
Disclosure of interest risk factor [line items]
Risk Variable	50.00%
Top of range [member] | Interest rate risk two [member]
Disclosure of interest risk factor [line items]
Risk Variable	(50.00%)